Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.07%
Aerospace & Defense–1.07%
Textron, Inc.	186,038	$14,537,009
Air Freight & Logistics–2.04%
FedEx Corp.	104,261	27,620,824
Apparel, Accessories & Luxury Goods–0.59%
Ralph Lauren Corp.(b)	68,717	7,977,357
Asset Management & Custody Banks–1.75%
State Street Corp.	354,521	23,738,726
Automobile Manufacturers–1.43%
General Motors Co.	587,993	19,386,129
Biotechnology–0.29%
AbbVie, Inc.	26,501	3,950,239
Broadline Retail–0.83%
eBay, Inc.	254,854	11,236,513
Building Products–1.71%
Johnson Controls International PLC	435,767	23,187,162
Cable & Satellite–1.54%
Charter Communications, Inc., Class A(b)(c)	9,412	4,139,586
Comcast Corp., Class A	378,087	16,764,377
		20,903,963
Casinos & Gaming–1.13%
Las Vegas Sands Corp.	333,564	15,290,574
Communications Equipment–3.41%
Cisco Systems, Inc.	527,840	28,376,679
F5, Inc.(c)	111,238	17,924,891
		46,301,570
Construction Machinery & Heavy Transportation Equipment– 3.00%
Caterpillar, Inc.	79,831	21,793,863
Wabtec Corp.	177,473	18,860,056
		40,653,919
Diversified Banks–8.07%
Bank of America Corp.	1,063,096	29,107,568
Citigroup, Inc.	359,906	14,802,934
Fifth Third Bancorp(b)	546,275	13,837,146
JPMorgan Chase & Co.	127,327	18,464,962
Wells Fargo & Co.	814,182	33,267,476
		109,480,086
Electrical Components & Equipment–3.22%
Eaton Corp. PLC	95,605	20,390,634
Emerson Electric Co.	241,735	23,344,349
		43,734,983
Fertilizers & Agricultural Chemicals–1.29%
CF Industries Holdings, Inc.	204,426	17,527,485
Shares		Value
Food Distributors–0.91%
Sysco Corp.	186,626	$12,326,647
Health Care Distributors–1.10%
Henry Schein, Inc.(c)	201,354	14,950,535
Health Care Equipment–2.60%
Baxter International, Inc.	216,525	8,171,654
Becton, Dickinson and Co.(b)	50,605	13,082,911
Medtronic PLC	179,240	14,045,246
		35,299,811
Health Care Facilities–0.90%
Universal Health Services, Inc., Class B	97,328	12,237,049
Health Care Services–1.66%
CVS Health Corp.	322,832	22,540,130
Health Care Supplies–0.43%
DENTSPLY SIRONA, Inc.	168,952	5,771,400
Hotels, Resorts & Cruise Lines–0.38%
Booking Holdings, Inc.(c)	1,690	5,211,876
Household Products–1.23%
Kimberly-Clark Corp.	137,855	16,659,777
Industrial Conglomerates–1.20%
General Electric Co.	146,811	16,229,956
Integrated Oil & Gas–6.35%
Chevron Corp.	208,441	35,147,322
Exxon Mobil Corp.	155,797	18,318,611
Shell PLC, ADR (Netherlands)	86,122	5,544,534
Suncor Energy, Inc. (Canada)	791,589	27,214,830
		86,225,297
Interactive Media & Services–4.20%
Alphabet, Inc., Class A(c)	175,205	22,927,326
Meta Platforms, Inc., Class A(c)	113,571	34,095,150
		57,022,476
Investment Banking & Brokerage–1.71%
Goldman Sachs Group, Inc. (The)	53,365	17,267,313
Morgan Stanley	73,015	5,963,135
		23,230,448
IT Consulting & Other Services–2.36%
Cognizant Technology Solutions Corp., Class A	276,232	18,711,956
DXC Technology Co.(b)(c)	641,639	13,365,340
		32,077,296
Life & Health Insurance–0.95%
MetLife, Inc.	205,508	12,928,508
Managed Health Care–3.02%
Elevance Health, Inc.	65,642	28,581,840
Humana, Inc.	25,393	12,354,202
		40,936,042

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Shares		Value
Movies & Entertainment–1.28%
Walt Disney Co. (The)(c)	138,759	$11,246,417
Warner Bros Discovery, Inc.(b)(c)	565,676	6,143,241
		17,389,658
Multi-line Insurance–2.24%
American International Group, Inc.	501,810	30,409,686
Multi-Utilities–1.31%
Dominion Energy, Inc.(b)	398,492	17,800,638
Oil & Gas Exploration & Production–4.56%
ConocoPhillips	169,765	20,337,847
Hess Corp.	91,184	13,951,152
Marathon Oil Corp.	581,830	15,563,953
Pioneer Natural Resources Co.	52,464	12,043,111
		61,896,063
Oil & Gas Storage & Transportation–0.78%
Cheniere Energy, Inc.	63,421	10,525,349
Packaged Foods & Meats–1.42%
Kraft Heinz Co. (The)	433,851	14,594,748
Tyson Foods, Inc., Class A	92,535	4,672,092
		19,266,840
Paper & Plastic Packaging Products & Materials–1.45%
International Paper Co.	553,120	19,619,166
Personal Care Products–0.91%
Haleon PLC (United Kingdom)	2,973,132	12,337,204
Pharmaceuticals–5.90%
Bristol-Myers Squibb Co.	217,336	12,614,181
Johnson & Johnson	132,256	20,598,872
Merck & Co., Inc.	213,267	21,955,838
Sanofi, ADR(b)	465,122	24,949,144
		80,118,035
Property & Casualty Insurance–0.80%
Allstate Corp. (The)	97,689	10,883,531
Regional Banks–2.76%
Citizens Financial Group, Inc.	434,310	11,639,508
Huntington Bancshares, Inc.	1,292,367	13,440,617
M&T Bank Corp.	97,964	12,387,548
		37,467,673
Restaurants–0.85%
Starbucks Corp.	126,447	11,540,818
Semiconductors–4.57%
Intel Corp.	500,058	17,777,062
Shares		Value
Semiconductors–(continued)
NXP Semiconductors N.V. (China)	120,473	$24,084,962
QUALCOMM, Inc.	181,611	20,169,718
		62,031,742
Soft Drinks & Non-alcoholic Beverages–1.57%
Coca-Cola Co. (The)	140,601	7,870,844
Keurig Dr Pepper, Inc.	423,868	13,381,513
		21,252,357
Systems Software–2.22%
Microsoft Corp.	95,530	30,163,598
Telecom Tower REITs–0.32%
SBA Communications Corp., Class A(b)	21,383	4,280,235
Tobacco–2.51%
Philip Morris International, Inc.(b)	368,268	34,094,251
Wireless Telecommunication Services–1.25%
T-Mobile US, Inc.(c)	120,786	16,916,079
Total Common Stocks & Other Equity Interests (Cost $960,113,958)		1,317,166,710
Money Market Funds–3.21%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	15,156,368	15,156,368
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	11,116,309	11,118,532
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	17,321,564	17,321,564
Total Money Market Funds (Cost $43,594,832)		43,596,464
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.28% (Cost $1,003,708,790)		1,360,763,174
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.69%
Invesco Private Government Fund, 5.30%(d)(e)(f)	21,627,247	21,627,247
Invesco Private Prime Fund, 5.51%(d)(e)(f)	55,612,920	55,612,920
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $77,240,826)		77,240,167
TOTAL INVESTMENTS IN SECURITIES–105.97% (Cost $1,080,949,616)		1,438,003,341
OTHER ASSETS LESS LIABILITIES—(5.97)%		(81,044,801)
NET ASSETS–100.00%		$1,356,958,540
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,120,893	$74,215,867	$(77,180,392)	$-	$-	$15,156,368	$451,876
Invesco Liquid Assets Portfolio, Institutional Class	13,236,127	53,011,333	(55,128,850)	(2,679)	2,601	11,118,532	289,132
Invesco Treasury Portfolio, Institutional Class	20,709,592	84,818,133	(88,206,161)	-	-	17,321,564	438,188
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,917,689	227,969,619	(224,260,061)	-	-	21,627,247	315,681*
Invesco Private Prime Fund	46,074,057	557,980,922	(548,426,834)	(3,639)	(11,586)	55,612,920	846,339*
Total	$116,058,358	$997,995,874	$(993,202,298)	$(6,318)	$(8,985)	$120,836,631	$2,341,216

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
10/27/2023	Canadian Imperial Bank of Commerce	EUR	11,802,288	USD	12,508,196	$17,931
10/27/2023	Deutsche Bank AG	CAD	18,735,296	USD	13,895,259	96,958
10/27/2023	Royal Bank of Canada	GBP	7,247,336	USD	8,846,070	2,296
Total Forward Foreign Currency Contracts						$117,185

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,304,829,506	$12,337,204	$—	$1,317,166,710
Money Market Funds	43,596,464	77,240,167	—	120,836,631
Total Investments in Securities	1,348,425,970	89,577,371	—	1,438,003,341
Other Investments - Assets*
Forward Foreign Currency Contracts	—	117,185	—	117,185
Total Investments	$1,348,425,970	$89,694,556	$—	$1,438,120,526

*	Unrealized appreciation.
Invesco V.I. Comstock Fund